INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income (Loss) Before Income Taxes

Income (loss) before income taxes consists of:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Non-PRC	(94,101)	(334,470)	(948,417)	(152,231)
PRC	1,149,441	(740,579)	(599,187)	(96,176)

	1,055,340	(1,075,049)	(1,547,604)	(248,407)

Income Tax (Expense) Benefit

The income tax (expense) benefit is comprised of:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Current	(330,038)	(28,358)	7,638	1,226
Deferred	32,055	173,303	(22,893)	(3,675)

	(297,983)	144,945	(15,255)	(2,449)

Reconciliation of Tax to Income Tax (Expense) Benefit

The reconciliation of tax computed by applying the statutory income tax rate of 25% applicable to PRC operations to income tax (expense) benefit is as follows:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Income tax computed at the statutory tax rate at 25%	(263,835)	268,762	386,901	62,102
Non-deductible expenses	(13,561)	(55,004)	(17,722)	(2,845)
Preferential tax treatment	148,637	4,233	2,189	352
Research and development expense	6,165	4,020	5,227	839
Tax rate differences	(42,864)	(21,151)	(54,212)	(8,702)
Unrecognized tax benefit	(116,088)	—	—	—
Changes in the valuation allowance	(16,437)	(55,915)	(337,638)	(54,195)

	(297,983)	144,945	(15,255)	(2,449)

Components of Deferred Tax Assets (Liabilities)

The components of deferred tax assets (liabilities) are as follows:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
Current:
- Warranty provision	40,533	44,467	7,137
- Inventory write-off	115,149	45,629	7,324
- Allowance for advance to suppliers	116,926	157,840	25,335
- Allowance for doubtful accounts	13,980	47,581	7,637
- Allowance for amount due from related parties	—	3,990	641
- Derivative contracts	4,925	2,296	369
- Tax loss carried forward	8,482	—	—
- Others	20,854	11,602	1,862
Valuation allowance	(56,259)	(163,108)	(26,181)

Net current deferred tax assets	264,590	150,297	24,124

Non-current:
- Tax losses	84,824	383,640	61,579
- Fixed assets	16,374	39,214	6,294
- Others	119	63	10
Valuation allowance	(84,824)	(315,613)	(50,659)

Net non-current deferred tax assets	16,493	107,304	17,224

Deferred tax liabilities:
Non-current:
- Land use rights	25,387	24,798	3,980

Non-current deferred tax liabilities	25,387	24,798	3,980

Reconciliation of Accrued Unrecognized Tax Benefits

Reconciliation of accrued unrecognized tax benefits is as follows:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Beginning balance	27,385	143,473	143,473	23,029
Incurred during the year	116,088	—	—	—

Ending balance	143,473	143,473	143,473	23,029